Filed with the Securities and Exchange Commission on February 24, 2006

1933 Act Registration File No. 333-43792

1940 Act File No. 811-10057

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

Pre-Effective Amendment No.                           |   |

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Post-Effective Amendment No. 10                           |X|

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and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 |X|

Amendment No. 12                                                   |X|

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(Check appropriate box or boxes.)

EVEREST FUNDS

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(Exact Name of Registrant as Specified in Charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

(Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Numbers, Including Area Code) (402) 593-4503

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

(Name and Address of Agent for Service)

Copies to:

John Baker, Esq.

Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

Approximate Date of

Proposed Public Offering:

It is proposed that this filing will become effective

X      immediately upon filing pursuant to paragraph (b)

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on                    pursuant to paragraph (b)

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60 days after filing pursuant to paragraph (a)(1)

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on                    pursuant to paragraph (a)(1)

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75 days after filing pursuant to paragraph (a)(2)

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on                    pursuant to paragraph (a)(2) of Rule 485.

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PROSPECTUS

February 24, 2006

EVEREST AMERICA FUND

A series of the Everest Funds

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS

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GOALS AND PRINCIPAL INVESTMENT STRATEGIES	1

PRINCIPAL INVESTMENT RISKS	1

PERFORMANCE INFORMATION	4

FEES AND EXPENSES	5

HOW THE FUND INVESTS	6

MANAGEMENT OF THE FUND	7

DETERMINATION OF NET ASSET VALUE	8

BUYING SHARES	8

METHODS OF BUYING	9

REDEEMING SHARES	10

METHODS OF SELLING	10

DISTRIBUTION OF FUND SHARES	13

DISTRIBUTIONS AND TAXES	13

FINANCIAL HIGHLIGHTS	15

Goals and Principal Investment Strategies

The Everest America Fund (the “Fund”) pursues a goal of long-term capital growth.  Under normal market conditions, the Fund will invest at least 80% of its net assets in the equity securities of U.S. companies of any size, including companies with small, medium or large capitalization.  The Fund’s goals and strategies may be changed by action of the Board of Trustees of the Everest Funds (the “Trust”).  Shareholders will be given 60 days’ advance notice of any change to the 80% policy regarding investment in U.S. companies.

The Fund seeks to meet its goal by investing primarily in common stocks selected for their growth potential.  The manager selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions.  Under normal market conditions, the Fund will invest in the securities of companies of any size.  The Fund’s investments mainly consist of common stocks, preferred stocks and convertible securities.  The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts (“ADRs”) and securities of foreign companies.  The Fund normally concentrates its investment in a core group of 30 to 50 common stocks.

The Fund cannot guarantee that it will achieve its goals.  For more information, see “How the Fund Invests” on page 6 of this prospectus.

Principal Investment Risks

You should be aware that you may lose money by investing in the Fund.  The principal risks of investing in the Fund are discussed below.

o

Investment in Common Stocks

The Fund invests in common stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises.  If you held common stocks of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

o

Management Selection Risk

The share price of the Fund changes daily based on the performance of the securities in which it invests.  The ability of the Fund to meet its investment objective is directly related to the manager’s allocation of the Fund’s assets.  The manager’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks in which the Fund is invested may prove to be incorrect and there is no guarantee that the manager’s judgment will produce the desired results.

o

Technology Risk

To the extent that the Fund invests in technology related stocks, it is subject to special technology risks.  Technology related companies face risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries.  The value of the Fund’s shares may be susceptible to factors affecting the technology areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities.  Furthermore, companies within the technology industries face greater risks of competition from new market entrances and increased research and development costs.  Companies in these areas are often dependent upon consumer and business acceptance as new technologies evolve.

o

Non-Diversification Risk

The Fund is “non-diversified,” which means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified fund.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified fund.  As a non-diversified Fund, it has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o

Small and Medium Capitalization Risks

The Fund may wish to take advantage of attractive investment opportunities of start-up companies or companies with small and medium size market capitalization.  Such companies are subject to certain risks such as narrower markets, fewer products or services to offer and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.  Because the Fund concentrates its investment in a core group of 30 to 50 common stocks, the business failure of any small or medium size companies in that group can cause even greater volatility to the Fund.

o

Initial Public Offerings

The Fund may invest a small percentage of its assets in initial public offerings (“IPOs”).  By definition, IPOs have not traded publicly until the time of their offerings.  Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility.  Many IPOs are issued by undercapitalized companies of small or microcap size.  Investments in IPOs may have a magnified performance impact relative to other investments.

o

Foreign Securities

The Fund may invest up to 20% of its assets in foreign securities directly or through ADRs.  Investments in these types of securities involve certain inherent risks that could increase the potential for loss in the Fund.  For example, the Fund may be affected by the value of the local currency relative to the U.S. dollar.  Also, U.S. dollar denominated securities of foreign issuers may also be affected by certain currency risks.  Accordingly, the Fund will not hold foreign currency as an investment or invest in foreign currency contracts.

In addition, foreign investments may be subject to heightened political and economic risks, particularly in countries with unstable governments, immature economic structures, different legal systems, economies based on few industries, and national policies restricting investments by foreigners.  In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund’s assets from that country.

Finally, foreign issuers may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.  Foreign securities markets may also be less liquid and more volatile than domestic markets, which may result in delays in settling securities transactions.  In some foreign markets, there may not be protection against failure by other parties to complete transactions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information that follows gives some indication of how the Fund’s performance can vary.  The bar charts indicate the risks of investing in the Fund by showing the performance of the Fund for the past three calendar years.  The table shows the Fund’s average annual total returns compared to broad-based securities market indexes.  Please remember that the Fund’s past performance does not reflect how the Fund may perform in the future.

Everest America Fund

Calendar Year Return as of December 31*

*The Fund’s fiscal year performance from November 1, 2004 through October 31, 2005 was 14.55%

Best and Worst Quarterly Returns

10.43%	(2nd Quarter, 2003)
(19.82)%	(3rd Quarter, 2002)

Average Annual Total Returns

as of December 31, 2005

Everest America Fund (EVAMX)	1 Year	Since Inception(1)
Return Before Taxes	11.26%	6.73%
Return After Taxes on Distributions(2)	11.08%	6.57%
Return After Taxes on Distributions and Sale of Fund Shares(3)	7.32%	5.70%
S&P 500 Index(4)	4.91%	5.84%

(1) The Fund commenced operations on November 1, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

(4) The S&P 500 Index is an unmanaged, market-value weighted index of 500 stocks chosen for market size, liquidity, and industry group representation, and is widely regarded as a standard for measuring large-cap U.S. stock market performance.  It includes reinvested dividends.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Everest America Fund
Maximum Sales Charge (Load) on Purchases	None
Maximum Deferred Sales Charge (Load) on Redemptions	None
Redemption Fee (as a percentage of amount redeemed) (1)	0.50%
Maximum Account Fee(2)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)	Everest America Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.85%
Total Annual Fund Operating Expenses	2.10%
Fee Waiver/Expense Reimbursement(3)	1.10%
Net Annual Fund Operating Expenses(3)	1.00%

(1) The Fund charges a redemption fee of 0.50% on shares you have held for less than 90 days.

(2) IRA accounts are charged a maximum account fee of $12.50 per year.

 (3) The manager has agreed to waive all or a portion of its management fees and to assume the expenses for the Fund to the extent necessary to limit Annual Fund Operating Expenses to 1.00%.  This agreement shall continue in effect until October 31, 2006 and shall continue in effect from year to year thereafter, unless and until the Trust or the manager gives notice, at least thirty days prior to the end of a one-year period, of its intention to terminate the agreement.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that:

1.

You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares of such Fund at the end of those periods,

2.

You reinvested all dividends and capital gain distributions,

3.

Your investment has a 5% return each year, and

4.

The applicable Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Everest America Fund	$102	$318	$552	$1,225

How the Fund Invests

The Fund seeks to meet its goal by investing primarily in common stocks selected for their growth potential.  Under normal market conditions, the Fund will invest at least 80% of its assets in the equity securities of U.S. companies of any size, including companies with small, medium or large capitalization.  The Fund considers U.S. companies to be those companies that are headquartered inside the United States, derive more than 50% of their gross revenues in the United States, or have more than 50% of their assets inside of the United States.

The Fund’s investment in equity securities may include common stocks, preferred stocks and convertible securities.  The convertible securities in which the Fund may invest will be investment grade or better.  Investment grade securities are those rated, at the time of purchase, in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) or determined to be of comparable quality by the manager if the security is unrated.  The Fund may also invest up to 20% of its assets in ADRs and equity securities of foreign issuers.  ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  Typically, however, the Fund concentrates its investment in a core group of 30 to 50 common stocks.

The manager uses a “bottom up” approach to selecting companies, which means that the manager seeks to identify, on an individual basis, companies with earnings growth potential that may not be recognized by the market at large.  The manager selects stocks of companies that it believes have potential for growth in light of certain corporate characteristics, such as:

•

o price/earnings ratio;	o experienced management; and
o market leadership;	o proprietary products, processes and/or services.
o strong balance sheet;

Generally, the types of growth companies in which the Fund intends to invest are those that the manager believes are, or are likely to become, financially sound or leaders in their respective industries, or will likely develop a historical record of consistent growth and stability of earnings.

The above factors, however, are not limiting factors in the selection of securities for the Fund.  Furthermore, while the Fund invests primarily in domestic equity securities, the Fund may invest, to a limited degree, in other types of domestic (and foreign) securities and use other, non-principal investment strategies.  Such investments and/or strategies may include:

o debt securities;	o short sales;
o other investment companies;	o purchases on margin; and
o securities issued on a when-issued, delayed delivery or forward commitment basis;	o options investing, such as writing covered call options and/or purchasing covered put options.

The Fund’s investments in debt securities will consist of securities rated investment grade or better and will generally possess short-term to intermediate maturities.  Short-term securities are those securities that generally have a maturity of less than three years.  Intermediate-term securities generally mature between three and ten years.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI).

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the Fund may invest up to 100% of its assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, such as money market fund shares, money market instruments, and/or high quality short-term debt securities.  The manager may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in common stocks.  In these circumstances, the Fund may be unable to achieve its investment goal.

Management of the Fund

Manager

The manager, Everest Funds Management, LLC, subject to the general supervision of the Everest Funds’ Board of Trustees, is the investment adviser to the Fund and is responsible for the day-to-day management of the Fund in accordance with the Fund’s objectives and policies.  This includes making investment decisions, and buying and selling securities.  The manager is located at 5805 S. 86th Circle, Omaha, Nebraska 68127.  As of the date of this Prospectus, the only discretionary assets under management of the manager are the assets of the Everest Funds.

In exchange for its services, the manager is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 1.00% of the average daily net assets of the Fund.  The manager has contractually committed to waive its fees and/or reimburse expenses to the extent that Annual Fund Operating Expenses (including the management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 1.00% of the Fund’s average daily net assets on an annual basis.  This Fee Waiver and Expense Assumption Agreement shall continue in effect until October 31, 2006, and shall continue in effect from year to year thereafter, unless and until the Trust or the manager notifies the other party to the Agreement, at least thirty days prior to the end of a one-year period, of its intention to terminate the Agreement for the Fund.  For the fiscal year ended October 31, 2005, the net management fees paid by the Fund to the manager was to 0.15% of the Fund’s average net assets after fee waiver and reimbursement of expenses.  No sales charges or commissions are payable in connection with the sale of the Fund’s shares.

Information regarding the factors considered by the Board of Trustees in connection with the annual renewal of the Investment Advisory Agreement of the Fund is included in the Fund’s Annual Report for the period November 1, 2004 through October 31, 2005, which is free of charge upon request.  Please call 1-866-232-EVER for a free copy of the Fund’s most recent reports.

Portfolio Manager

Curt Van Hill, Chief Investment Officer of the manager since April 2004, serves as lead portfolio manager to the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio.  Prior to becoming the portfolio manager, Mr. Van Hill served as the Investment Analyst for the manager from January 2001 through April 2004.  During this period, he assisted the portfolio manager in stock research and analysis as well as the day-to-day management of the Fund’s portfolio.  Prior to that, he served as Senior Trade Research analyst for Ameritrade from April 1998 through January 2001.  At Ameritrade he was responsible for a team that handled trade inquiries, customer disputes and trade research for the firm’s retail customers.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Portfolio is contained in the Fund's Statement of Additional Information.

Transfer Agent, Custodian and Other Services

Mutual Shareholder Services, LLC (the “Transfer Agent”), located in Brecksville, Ohio, provides accounting and transfer agent services to the Fund.  U.S. Bank, N.A., Cincinnati, OH serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Determination of Net Asset Value

The value of a single share of the Fund is the net asset value per share (“NAV”) calculated by adding the value of the Fund’s investments, cash and other assets less liabilities, and dividing by the total number of outstanding shares of the Fund.  The Fund’s NAV is normally calculated as of the close of business of the New York Stock Exchange (the “NYSE”) (usually 4:00 p.m. Eastern time) Monday through Friday, except on days the NYSE is not open.  If the NYSE closes at any other time, or if an emergency exists, the Fund’s NAV may be calculated at a different time.  The Fund is open for business each day the NYSE is open.  The NYSE is closed most national holidays and Good Friday.  To the extent that the Fund’s assets are traded in other markets on days in which the NYSE is closed, the value of the Fund’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Fund’s assets may not occur on days in which the Fund is open for business.

The Fund has procedures that are reviewed annually by the Board of Trustees to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities).  Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.  The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Buying Shares

Minimum Investments	To Open Your Account	To Add to Your Account
Regular accounts	$5,000	$250
IRA accounts	$2,000	$100

The Fund’s investors are subject to the same policies and restrictions when purchasing Fund shares.  Shares of the Fund may be purchased by check or by wire transfer of funds through a bank or through one or more brokers authorized by the applicable Fund to receive purchase orders.  The minimum initial investment for regular accounts is $5,000 and $2,000 for IRA accounts.  Initial investments may be made in any amount in excess of these amounts.  To add to existing accounts, regular accounts require a minimum investment of $250, and IRA accounts require a $100 investment.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting management strategies and by increasing expenses.  Accordingly, the Fund may reject your purchase order if in the manager’s opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to the Fund, or rejection otherwise would be in the Fund’s best interest.

Timing of Requests

Your share price will be the next NAV calculated after the Transfer Agent receives your request in good order.  All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. will receive the next business day’s NAV.

Methods of Buying

Through an authorized broker-dealer

You can purchase shares of the Fund through any broker-dealer organization that has been authorized by the Fund.  These broker-dealers are further authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  A purchase order is deemed received by the Fund when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, receives the request in good order.  Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail

To open an account, complete an account application form and send it together with your check for the amount you wish to invest in the Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent.  No third party checks will be accepted.  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  Please visit www.everestfund.com for more information about how to purchase shares of the Fund.

	Regular Mail Everest Funds Everest America Fund 8869 Brecksville Road Suite C Brecksville, OH 44141	Overnight Delivery Everest Funds Everest America Fund 8869 Brecksville Road Suite C Brecksville, OH 44141
NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By telephone

To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll free at 1-866-232-EVER and you will be allowed to move money from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.

By wire

To open an account or to make additional investments by wire, call 1-866-232-EVER to obtain a shareholder account number and instructions.  You should then instruct your bank to wire transfer the intended amount in federal funds to:

             U.S. Bank, N.A.

Cincinnati, OH  45249

ABA #:  042000013

DDA:  130100788426

Account Name:  Everest Funds

Further Credit:   Everest America Fund

(your name or the title on the account)

(your account #)

Through an Automatic Investment Plan

Once you open your account, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a weekly, biweekly, monthly, bi-monthly or quarterly basis.  To be eligible for this plan, your bank must be a domestic institution that is an ACH member.  The Fund may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

Redeeming Shares

Methods of Selling

Through a broker-dealer organization

If you purchased your shares through a broker-dealer or other financial organization, your redemption order may be placed through the same organization.  The organization is responsible for sending your redemption order to the Fund on a timely basis.  Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail

Send your written redemption request to the Transfer Agent at the address below.  Your request should be in good order and contain the Fund's name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Please see the Statement of Additional Information for more information.

	Regular Mail Everest Funds Everest America Fund 8869 Brecksville Road Suite C Brecksville, OH 44141	Overnight Delivery Everest Funds Everest America Fund 8869 Brecksville Road Suite C Brecksville, OH 44141

The Transfer Agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions.  A notary public cannot guarantee signatures.

By telephone

If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at 1-866-232-EVER.  A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o

that you correctly state the Fund account number

o

the name in which your account is registered

o

the social security or tax identification number under which the account is registered

o

the address of the account holder, as stated in the account application form

By wire

To redeem shares by wire, call your Fund at 1-866-232-EVER and specify the amount of money you wish to be wired.  Your bank may charge a fee to receive wired funds.  The Transfer Agent charges a $15 outgoing wire fee.

Payment of Redemption Proceeds to You

You may redeem the Fund’s shares at a price equal to the NAV next determined after the Transfer Agent, receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record.  In all cases proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

Short-Term Trading

Short-term trading of the Fund’s shares may result in increased brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow.  For some mutual funds, short-term trading also may seek to arbitrage discrepancies in the funds’ net asset values; however, the Fund believes that it generally is not susceptible to such arbitrage.

The Fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Fund seeks to accommodate frequent purchases and redemptions of Fund shares by Fund shareholders that are not engaged in market timing (an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements).  The Fund does not authorize market-timing activities by shareholders and may reject purchase orders if the Fund reasonably believes that an investor is engaged in market timing activities.  The Fund will deduct a short-term trading fee of 0.50% from the redemption amount if you sell your shares after holding them less than 90 days.  The short-term trading fee is retained by the Fund and is designed to offset the costs caused by short-term shareholder trading.  If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  This fee does not apply to shares acquired through the reinvestment of distributions.  The Fund reserves the right to change the terms and amount of this fee.  The short-term trading fee will not be imposed under certain circumstances, including trades that occur through omnibus accounts at intermediaries such as investment advisers, broker-dealers, transfer agents, third party administrators, and insurance companies, if there is insufficient information to identify the beneficiaries’ shares.

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

o

Vary or waive any minimum investment requirement.

o

Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

o

Reject any purchase or exchange request for any reason.  Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

o

Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

o

Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

o

Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under “Buying Shares.”

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker-dealer or other financial organization for details.

Distribution of Fund Shares

Distributor

Quasar Distributors, LLC (“Quasar”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter.  Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Fund are offered on a continuous basis.

Distribution Plan

The Fund has implemented a Distribution Plan in accordance with Rule 12b-1 of the 1940 Act to provide certain distribution activities for the Fund and its shareholders.  The Distribution Plan allows the Fund to pay fees for the sale and distribution of its shares.  The Fund may pay up to 0.25% per year of its average daily net assets for such distribution activities.  As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions and Taxes

Dividends and Distributions

Generally, the Fund will declare dividends of net investment income annually.  If such day falls on a weekend or holiday on which the NYSE is closed, the dividend will be distributed on the next succeeding business day.  Payments vary in amount depending on income received from portfolio securities and expenses of operation of the Fund.

Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued.  Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.

The Fund has qualified as a regulated investment company for federal income tax purposes for its most recent fiscal year and intends to continue to qualify during the current fiscal year.  It intends to make distributions to shareholders to the minimum extent necessary to distribute the entire annual investment company taxable income of the Fund, plus any net capital gains and to avoid imposition of the excise tax imposed by the Internal Revenue Code of 1986, as amended.  The additional distributions, if needed, would consist of the following:

o

an increase in distribution scheduled for January to include any amount by which the estimated Fund investment company taxable income and net capital gains for a fiscal year exceeds the amount of Fund taxable income previously distributed with respect to such year, or, if greater, the minimum amount required to avoid imposition of such excise tax;

o

a distribution soon after actual annual investment company taxable income and net capital gains of the Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made; or

o

if, in the reasonable discretion of the Fund’s manager, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Shareholders will be notified annually as to the federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

Taxation

As with any investment, your investment in the Fund could have tax consequences for you.

The Fund will earn income and gains on its investments.  Fund distributions are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Capital gain dividends paid by the Fund are taxable to you as long-term capital gain no matter how long you have owned your shares.  A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

If you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.  Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may have a capital gain or loss.  For tax purposes, an exchange of your Fund shares for shares of another Fund is the same as a sale.

Fund distributions and gain from the sale or exchange of your shares generally will be subject to state and local taxes.  Non-U.S. investors may be subject to U.S. withholding and estate tax.  You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Financial Highlights

The financial highlights table below is based on the financial history of the Fund and is intended to help you understand the financial performance of the Fund for the period November 1, 2001 to October 31, 2005.  Certain information reflects the financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.  KPMG LLP, an independent registered public accounting firm, whose report was dated November 23, 2005, has audited the information below through October 31, 2005.  The information along with the Fund’s financial statements, are included in the Fund’s Annual Report dated October 31, 2005, which is available free of charge upon request.  Please call 1-866-232-EVER for a free copy of the Annual Report.

Everest America Fund

(For a share outstanding throughout the period)

		Fiscal Year ends October 31
	2005	2004	2003	2002
PER SHARE DATA:
Net Asset Value, Beginning of Period	$10.76	$9.35	$8.35	$10.00
Income from Investment Operations
Net investment income(1)	0.05	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	1.51	1.40	1.04	(1.67)
Total from investment operations	1.56	1.43	1.07	(1.65)
Less Distributions
Dividends from net investment income	(0.03)	(0.02)	(0.07)	---
Distributions from net realized gains	---	---	---	---
Total distributions	(0.03)	(0.02)	(0.07)	---
Net Asset Value, End of Period	$12.29	$10.76	$9.35	$8.35
TOTAL RETURN	14.55%	15.32%	12.88%	(16.50%)
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, in Thousands, End of Period	$11,502	$6,486	$3,362	$2,021
Ratio of Net Expenses to Average Net Assets(2)	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets(2)	0.36%	0.31%	0.37%	0.25%
Portfolio Turnover Rate	78.57%	146.85%	7.07%	277.64%

(1) Net Investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(2)  Without expense reimbursements of $78,545 and $58,796 for the periods ended October 31, 2005 and October 31, 2004, the ratio of net investment loss to average net assets would have been 2.10% and 2.71%, respectively, and the ratio of net investment loss to average net assets would have been (0.49)% and (1.15)%, respectively.

For More Information

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI)

The SAI dated February 24, 2006, provides more details about the Fund’s policies and management.  The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this Prospectus).

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual reports will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund at 1-866-232-EVER or by writing to:

Everest Funds

Everest America Fund

8869 Brecksville Road

Suite C

Brecksville, OH  44141

Information about the Fund, including the Statement of Additional Information, can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at (202) 942-8090.  Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

                                  Investment Company Act File No. 811-10057

Statement of Additional Information

Dated February 24, 2006

Everest America Fund

A Series of the Everest Funds

This Statement of Additional Information (“SAI”) relates to Everest America Fund (the “Fund”), a series of Everest Funds, a registered open-end management investment company, or mutual fund. This SAI is not a prospectus and is intended to supplement the information provided to investors in the Fund’s prospectus, dated February 24, 2006 (the “Prospectus”). Copies of the Fund’s Prospectus may be obtained by writing the Fund at Mutual Shareholder Services, 8869 Brecksville Road, Suite C, Brecksville, OH  44141, or calling the Fund at (866) 232-EVER (3837).

The Everest America Fund’s audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report for the fiscal year ended October 31, 2005 are incorporated herein by reference (are legally a part of this SAI).  Copies of the Annual Report may be obtained without charge by calling the Everest Fund at 1-866-232-EVER (3837) or writing to the Fund as shown above.

---------------------------------

TABLE OF CONTENTS

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Organization of the Trust and the Fund

Everest Funds (the “Trust”) is an open-end management investment company, or mutual fund, organized as a Delaware statutory trust on August 11, 2000. The Fund is a series that may be formed by the Trust. The Fund is a non-diversified series that has its own investment objectives and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time (each a “Fund” and collectively the “Funds”).

The Trust is authorized to issue an unlimited number of interests (or shares). Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interests in the assets belonging to the Fund and the rights of shares of any other series of the Trust are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund.  Expenses attributable to any series of the Trust are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a series received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of such series. In the event of the dissolution or liquidation of a series of the Trust, the holders of shares of such series are entitled to share pro rata in the net assets of the series available for distribution to shareholders.

Investments and Risks

The following discussion supplements the description of the Fund’s investment strategies, risks and management policies set forth in the “Goal and Principal Investment Strategies of the Fund,” “Principal Investment Risks” and “How the Fund invests” sections of the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

Fundamental Investment Limitations

The Fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Fund may not:

1.

Issue securities senior to the Fund’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or Securities and Exchange Commission (“SEC”) staff interpretations thereof.

2.

Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total net assets (including the amount borrowed).

3.

Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4.

Purchase securities if as a result of such purchase more than 25% of the Fund’s total assets would be invested in any one industry. Investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation. For purposes of this limitation, there is no limitation on the purchase of securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

5.

Purchase or sell real estate and commodities, except that the Fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

6.

Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, and (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

7.

Invest in other investment companies except as permitted by the 1940 Act, as amended.

Investment Strategies, Policies and Risks

In addition to the principal investment strategies that are set forth under the “Goals and Principal Investment Strategies of the Fund” and the “How the Fund Invests” sections of the Prospectus, the Fund has various additional investment strategies and policies. The following strategies and policies may be changed by the Board of Trustees without shareholder approval. In addition, you should be aware of the risks described below. Except for the fundamental investment limitations listed above, the Fund’s investment strategies and policies are not fundamental and may be changed with the approval of the Trust’s Board of Trustees.

Debt Securities.  The Fund may invest to a limited extent in debt securities consistent with the Fund’s investment objective and strategies. Debt purchased by the Fund may consist of obligations rated investment grade or better. The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor’s, Moody’s and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.  See Appendix A for a description of debt ratings.

Dividends and Distributions. The Fund’s ability to pay distributions will be dependent primarily upon the receipt of dividends and distributions from the equity securities in its portfolio. There can be no assurance that the issuers of such equity securities will pay dividends or distributions.

Equity Securities. The Fund may invest in equity securities, both directly and indirectly through the Fund’s investment in the shares of exchange-traded funds (“ETFs”). An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see “Debt Securities” below.

The Fund may also invest in equity securities through investments in ETFs. Although the Fund currently has no intention to invest in ETFs, the Fund may do so, subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the manager believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest are each granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Under the provisions of the 1940 Act, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in the securities of ETFs and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF shares held by the Fund, the Fund intends to vote such shares in the same proportion as the vote of all other holders of such ETF’s securities.

To the extent the Fund invests in the equity securities of small or medium-size companies, directly or indirectly through investments in ETFs, they will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Foreign Securities. The Fund may invest in foreign securities directly or via the underlying ETFs in which the Fund invests. The Fund may also invest in foreign securities through American Depositary Receipts (“ADRs”). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's net assets and income may be affected by changes in exchange rates and regulations.

Other differences between investing in foreign companies and the U.S. include:

o

information is less publicly available

o

there is a lack of uniform financial accounting standards applicable to foreign companies

o

market quotations are less readily available

o

there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks

o

there is generally a lower foreign securities market volume

o

it is likely that foreign securities may be less liquid or more volatile

o

there are generally higher foreign brokerage commissions

o

there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems

o

the mail service between countries may be unreliable

o

there are political or financial changes that adversely affect investments in some countries.

Illiquid Investments. The Fund may invest not more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.  Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, Section 4(2) paper, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A are subject to the 10% limit (unless the manager, pursuant to guidelines established by the Board of Trustees, determines that a liquid market exists). Rule 144A Securities are restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act. The Portfolio may treat a Rule 144A security as liquid if determined to be so under procedures adopted by the Board of Trustees. While these holdings may offer more potential for growth, they may present a higher degree of business and financial risk, which can result in substantial losses. The Fund may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired.

The manager will monitor the liquidity of restricted securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the manager may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer). The Fund does not presently intend to invest in any illiquid securities.

In addition, the Fund and the ETFs in which the Fund invests are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of illiquid securities at an advantageous time or price. To the extent the Fund (or the ETFs in which the Fund holds) invests in securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk.

Initial Public Offerings. The Fund may invest in initial public offerings (“IPOs”). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or micro cap size. Investments in IPOs may have a magnified performance impact relative to other investments. The impact of IPOs on the Fund’s performance will decrease as the Fund’s asset size increases. The Fund will invest no more than 5% of its assets in IPOs.

Non-Diversification of Investments. The Fund is non-diversified under the 1940 Act. This means that under the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer, either directly or via the underlying ETFs in which the Fund invests. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code (“Code”), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets. In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As non-diversified investment companies, the Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Options, Futures, and Options on Futures. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered “derivative securities.” The Fund may buy and sell options on securities and securities indices and may buy and sell futures contracts for securities and currencies.

Options. The Fund may buy or write (sell) put and call options on securities listed on a national securities exchange and in the over-the-counter (“OTC”) market. All options written by the Fund will be covered.

A call option written by the Fund is covered if the Fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is held in cash or high-grade debt securities in a segregated account with the Fund's custodian bank.

A put option written by the Fund is covered if the Fund maintains cash or high-grade debt securities with a value equal to the exercise price of the written put in a segregated account with its custodian bank. A put is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option.  Likewise, the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. The Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

The Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

The Fund may buy put options on securities in an attempt to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option.  The ability to buy put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund continues to receive interest or dividend income on the security. The Fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund owns or has the right to acquire.

The Fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange-traded options. Like exchange-traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange-traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

Futures contracts for securities and currencies. The Fund may buy and sell futures contracts for securities and currencies. The Fund may also enter into closing purchase and sale transactions with respect to these futures contracts. The Fund will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the Commodity Futures Trading Commission (the “CFTC”) or on foreign exchanges, and the Fund’s futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC.

When securities prices are falling, the Fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, the Fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, the Fund can sell futures contracts on a specified currency in an attempt to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. The Fund can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the Fund has purchased or expects to buy.

Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While the Fund’s futures contracts on securities and currencies will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

To the extent the Fund enters into a futures contract, it will maintain a segregated account with its custodian bank cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. Should the value of the futures contract decline relative to the Fund's position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value.

Futures contracts - general. Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month.  This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells financial futures contracts.

Future developments. The Fund may take advantage of opportunities in the area of options, futures, and options on futures and any other derivative investments that are not presently contemplated for use by the Fund or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Fund’s investment goals and legally permissible for the Fund.

Derivative securities risks. The Fund’s transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position.

Positions in exchange-traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on the Fund's ability to effectively hedge its securities. Furthermore, if the Fund is unable to close out a position and if prices move adversely, the Fund will have to continue to make daily cash payments to maintain its required margin. If the Fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. Such Fund will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.

Similarly, there can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

Repurchase Agreements. The Fund generally will have a portion of its net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its net assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The use of repurchase agreements by the Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to the Fund, these risks can be controlled through careful monitoring procedures.

Securities Lending. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangements having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the manager considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Short Sales.  Although not currently part of the Fund’s investment strategy, the Fund has the ability to make short sales. Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the market value of the securities. As part of a short sale transaction, the Fund would borrow the security to deliver it to the buyer and then be obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, the Fund would be required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker would retain proceeds of the short sale until the short position is closed out. The manager anticipates that the frequency of short sales will vary substantially under different market conditions and the Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

Temporary Investments. When the Fund’s manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants.  The Fund has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them.  They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

When-Issued Purchases and Forward Commitments. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued purchases and forward commitment transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date.

When-issued and forward commitment transactions are made to secure what is considered to be an advantageous price or yield for the Fund. When the Fund agrees to purchase or sell securities on a when-issued or forward commitment basis, cash or liquid portfolio securities having a value (determined daily) at least equal to the amount of the Fund’s commitments will be designated on the Fund’s books and records. In the case of a forward commitment to sell portfolio securities, portfolio securities will be designated on the Fund’s books and records while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

The Fund does not intend to engage in such transactions for speculative purposes but only the purpose of acquiring portfolio securities. The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a capital gain or loss.

When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain an advantageous price. The value of the securities underlying such commitments to purchase or sell securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund’s net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

The Fund expects that when-issued and forward commitment transactions will not exceed 10% of the value of its total assets (at the time of purchase) under normal market conditions. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described above, the Fund’s liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or forward commitment basis ever exceeded 10% of the value of its total assets.

Policies and procedures regarding the release of portfolio holdings.  The Fund invests primarily in common stocks of U.S. companies that are publicly traded on securities exchanges or Nasdaq.  The companies in which the Fund invests generally do not present pricing or liquidity issues.  The Fund’s holdings are small in relation to the issuers’ market capitalizations, and the price and availability of the Fund’s portfolio securities generally are not affected by the Fund’s trading activities.  The Fund has determined that information concerning its holdings does not present opportunities for arbitrage with respect to either the shares of the Fund or the securities in which the Fund invests.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.  The Fund also provides quarterly information concerning its top five holdings and sector weightings on its website, http://www.everestfund.com, with no more than a 15-day lag.  In addition, the Fund generally will provide information concerning its portfolio holdings to potential and existing Fund investors on request.  The Fund’s chief executive officer and chief investment officer are each authorized to disclose this information.  Such information is freely available and normally is not subject to any conditions or restrictions.  The Fund believes that this combination of regulatory filings, website disclosures, and fuller disclosures on request is in the best interests of the Fund and its shareholders, taking into account the absence of opportunities for arbitrage, the Fund’s size, and the relatively infrequent changes in the composition of its portfolio.  The Board of Trustees reviews annually the Fund’s policies and procedures regarding the release of portfolio holdings.

The Fund regularly provides portfolio holdings information to Lipper, Inc. and to Morningstar, Inc.   The Fund also regularly provides portfolio holdings information to service providers to the Fund, specifically the Fund’s custodian, Fund accountant, independent public accountants, and legal counsel, in the course of performing or to enable them to perform services for the Fund.  In no case does the Fund or any other party receive any compensation in connection with the release of portfolio holdings information.

Management of the Trust

Trustees and Officers

The Trust's Board of Trustees supervises and manages the affairs of the Fund. In accordance with Delaware’s Statutory Trust Act, a trustee of the Trust is responsible for performing his duties in good faith, in a manner such trustee reasonably believes to be in the best interests of the Trust and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Trust is not required to hold annual shareholder meetings.  The names, business addresses and ages of the directors and officers of the Trust together with information as to their principal business occupations during at least the past five years are shown below.

Independent Trustees

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	# of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 82	Independent Trustee	Indefinite; since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	1	None
George J. Kubat 4404 S. 76th Street Omaha, NE 68127 Age: 60	Independent Trustee	Indefinite; since 2003	President of Phillips Manufacturing Company since 1992; CPA and Partner, Coopers & Lybrand Accounting Firm from 1970 to 1992.	1	Director, SITEL Corp.
Kevin M. Cawley 8303 W. Dodge Omaha, NE 68114 Age: 53	Independent Trustee	Indefinite; since 2003	Diagnostic Radiologist at the Radiologic Center, Inc. from 1984 to present; Chairman of Radiology at Methodist Hospital in Omaha, NE; Imaging Director of the Methodist Health System.	1	None

Interested Trustees

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	# of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Vinod Gupta* 5805 S. 86th Circle Omaha, NE 68127 Age: 59	President, Treasurer and Trustee	Indefinite; since 2000	President of Everest Funds Management, LLC, the Fund’s manager, and Everest Investment Management, LLC since May 2000; Founder of infoUSA, Inc.; Chairman of the Board of infoUSA, Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.	1	Chairman of the Board of Directors, infoUSA, Inc.
Jess A. Gupta* 2900 Washington St. San Francisco, CA 94115 Age: 26	N/A	Indefinite; since 2003	Associate at infoUSA, Inc. since 1997.	1	None

* Each individual listed in this table is an “interested person” of the Trust as defined in the 1940 Act.  Vinod Gupta serves as the President of the Manager of the Fund.  Jess A. Gupta is the son of Vinod Gupta.

Executive Officers of the Trust

Name, Address, and Age	Position(s) Held with the Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Officer
Curt Van Hill 5805 S. 86th Circle Omaha, NE 68127 Age: 31	Secretary; Chief Investment Officer	Indefinite; since 2004

Chief Investment Officer of Everest Funds Management, LLC and Everest Investment Management, LLC from 2004 to present; Investment Analyst of Everest Funds Management, LLC and Everest Investment Management, LLC from 2001 through 2004; Senior Trade Research Analyst for Ameritrade from 1998 through 2001.

None

Trustees of the Trust who are not “interested persons” of the Trust are not paid by the Fund, but are reimbursed for expenses incurred in attending meetings of the Board of Trustees. None of the trustees or the officers received any compensation from the trust for the period November 1, 2004 through October 31, 2005.  Presently, none of the officers receive compensation from the Trust.

Committees of the Board

The Board has established two standing committees, an Audit Committee and a Nominating Committee, in connection with the governance of the Fund.

Nominating Committee.  The Board has a Nominating Committee consisting of all of the Independent Trustees.  The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees of the Trust.  The Committee normally will review shareholders’ nominations to fill vacancies on the Board if these nominations are submitted in writing and addressed to the Committee at the Trust’s offices.  However, the Committee expects to be able to identify from its own resources an ample number of qualified candidates.  The Nominating Committee did not meet during the fiscal year ended October 31, 2005.

Audit Committee.  The Audit Committee consists of all of the Trust’s Independent Trustees and is responsible for the oversight of the Trust’s independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust’s financial reports, accounting and auditing policies and control procedures. The members of the Audit Committee are “independent,” as defined in Rule 4200(a) of the National Association of Securities Dealers listing standards.  The Audit Committee met four times during the fiscal year ended October 31, 2005 to examine and approve the audit report prepared by the independent auditors of the Trust, to hire the independent auditors to be engaged by the Trust to review and approve internal audit function and internal accounting controls, and to review and approve Trust policies.

Control Persons and Principal Holders of Securities. The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of December 31, 2005. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of the Fund. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding shares.

Independent Trustees:

Name of Trustee	Dollar Range of Equity Securities in the Fund
Harold W. Andersen	$ --
George J. Kubat	over $100,000
Kevin W. Cawley	$10,001-$50,000

Interested Trustees:

Name of Trustee	Dollar Range of Equity Securities in the Fund
Vinod Gupta*	over $100,000
Jess A. Gupta	over $100,000

*Includes shares owned beneficially by Mr. Gupta through various entities of which Mr. Gupta serves as a trustee.

Management Ownership

As of December 31, 2005, all Trustees and Officers of the Trust as a group owned approximately 870,750.160 shares or 97.99% of the Fund’s outstanding shares.

Portfolio Manager

Other Accounts Managed

The portfolio manager also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Other Accounts Managed (as of December 31, 2005)

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets

Curt Van Hill	Registered Investment Co.	0	$ --
	Other Pooled Inv. Vehicles	0	$ --
	Other Accounts	3	$1,196,292

Potential Conflicts of Interest

The Advisor does not believe any material conflicts of interest exist as a result of the Investment Manager managing the Fund and managing the other accounts noted above.  The other accounts typically do not invest in securities that the Fund would invest in.  There are however, potential conflicts of interests that may exist.

If the portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for the Fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible accounts.  In such circumstances, it is the policy of the Advisor to allocate purchases and sales among the Fund and its other clients on a pro-rata basis or, if necessary, in another manner which the Advisor deems equitable.  Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell, or the price at which such security can be purchased or sold.

The management of the Fund and other accounts may give rise to potential conflicts of interest, particularly if the Fund and other accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his time and investment ideas between the fund and other accounts.  For example, in certain instances, the portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account.  In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to the Fund, which may constitute a conflict with the interest of the Fund.

The portfolio manager may also experience certain conflicts between his own personal interests and the interests of the accounts he manages, including the Fund.  The Advisor’s Code of Ethics and Policies and Procedures addresses potential conflicts of interest that may arise in connection with the portfolio manager’s activities outside of the Fund or other accounts.

Compensation

The Fund's portfolio manager receives a base salary and an annual bonus that is paid by an affiliated Advisor of the manager.

The portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record, overall profitability of the Advisor, and breadth of management responsibility.  The salary adjustment is at the sole discretion of the President of the Advisor, there is no formal policy for this annual salary adjustment.

The annual bonus is based on a performance comparison of the Fund versus the S&P 500 Index on a pre-tax basis for each calendar year.  If the Fund out performs the S&P 500 Index by 4.00% or more, the manager will receive a bonus equal to 0.25% of all net assets in the Fund (minus investments made by family members of the President of the Advisor).

Disclosure of Securities Ownership

The following table indicates the dollar range of securities of the Fund beneficially owned by the Investment Manager as of December 31, 2005.

Name of Portfolio Manager	Dollar Value of Fund Shares Beneficially Owned

Curt Van Hill	$1-$10,000

Code of Ethics

The Trust, the manager, and the distributor have adopted Codes of Ethics that govern the conduct of employees who may have access to information about the Fund’s securities transactions. Although the Codes of Ethics allow such persons to invest in securities, including securities that may be purchased or held by the Fund, the Codes recognize that such persons owe a fiduciary duty to the Fund’s shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other clients of the manager; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

The Codes of Ethics can be obtained free of charge by calling 402-593-4548 or by accessing the SEC website at www.sec.gov.

Proxy Voting Policies

The Board of Trustees of the Fund has adopted the following Proxy Voting Guidelines:

Proxy Voting Guidelines

These Proxy Voting Guidelines are adopted by the Board of Trustees (the “Board”) of Everest Funds (the “Fund”) as of October 21, 2003.

I.

GENERAL GUIDELINES

In voting proxies of portfolio securities, the Fund is guided by general fiduciary principles.  The Fund’s goal is to act prudently and solely in the best interest of the Fund’s shareholders.  The Fund attempts to consider all factors of its vote that could affect the value of its investments and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder value.

The Fund’s investment adviser is responsible for monitoring, researching and deciding proxy votes for the portfolio securities of the Fund.  Mr. Curt Van Hill, lead portfolio manager for each series of the Fund, is appointed with the authority to make final determinations on the Fund’s proxy votes.

II.

HOW THE FUND VOTES

Generally, the Fund divides proxies into routine matters and non-recurring or extraordinary matters.

A.

Routine Matters

Voting decisions for routine matters are made by the investment adviser.  It is the Fund’s general policy, absent a particular reason to the contrary, to vote with management’s recommendations on routine matters.

B.

Non-Recurring Extraordinary Matters

For non-recurring extraordinary matters, the Fund votes on a case-by-case basis, generally following the suggestions for such matters detailed below.  If there is a non-recurring extraordinary matter for which there is no suggestion detailed below, the Fund votes on a case-by-case basis in accordance with the General Guidelines set forth above in Section I.

1.

Accept

o

Proposals supporting best practices for corporate governance.

o

Restoration or protection of shareholders’ authority.

2.

Reject

o

Protection of management from results of mergers and acquisitions.

o

Proposals having the effect of diluting the value of the existing shares.

o

Reduction of shareholders’ power over any company actions.

3.

Vote With Management

o

Proposals that address social or moral issues.

III.

AVOIDANCE OF POTENTIAL CONFLICTS OF INTEREST

A.

General Principles

Voting of shares of portfolio securities shall be conducted in a manner consistent with the best interests of Fund shareholders as follows:

o

Proxies of portfolio securities shall be voted in accordance with these Proxy Voting Guidelines; and

o

Proxies of portfolio securities shall be voted without regard to any other relationship, business or otherwise, between (i) the issuer of the portfolio security, and (ii) the Fund, its investment adviser, principal underwriter or any affiliated person thereof.

A.

Identifying and Addressing Conflicts of Interest

1.

Identification of Conflicts of Interest.  The investment adviser is responsible for identifying conflicts of interest with respect to voting proxies of portfolio securities.  Such conflicts of interest may arise from:

o

the conduct of the Fund’s business;

o

relationships, business or otherwise, between (i) the issuer of the portfolio security, and (ii) the Fund, its investment adviser, principal underwriter and/or any affiliated person thereof; or

o

other special circumstances.

2.

Determination of Materiality.  A conflict of interest will be considered material to the extent that:

o

the conflict has the potential to influence the investment adviser’s decision-making in voting the proxy; or

o

other particular facts and circumstances require a determination of materiality.

3.

Non-Material Conflicts.  If it is determined that a conflict of interest is not material, the investment adviser may vote proxies notwithstanding the existence of the conflict.

4.

Material Conflicts of Interest.  If it is determined that a conflict of interest is material, the investment adviser will resolve such conflict of interest before voting proxies affected by the conflict of interest. Such resolution may include:

o

disclosing the conflict to the Board and obtaining their consent before voting;

o

engaging another party to vote the proxy on the Fund’s behalf;

o

engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

o

such other method as is deemed appropriate by the investment adviser under the circumstances given the nature of the conflict.

IV.

RECORDS

The Fund shall maintain the following records relating to proxy voting:

o

A copy of these Proxy Voting Guidelines;

o

A copy of each proxy form (as voted);

o

A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote (but in lieu of keeping copies of proxy statements, the Fund may rely on proxy statements filed on the EDGAR system);

o

Documentation relating to the identification, determination of materiality and resolution of conflicts of interest; and

o

Any documents created by the investment adviser that were material to a proxy voting decision or that memorialized the basis for that decision.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the office of the investment adviser.

V.

REPORTING

Fund management will report to the Board on a regular basis but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved.

Advisory Services

Investment Manager

Everest Funds Management, LLC (the “manager”), 5805 S. 86th Circle, Omaha, Nebraska 68127, a Delaware limited liability company, is the investment adviser to the Fund. Everest Funds Management, LLC is under the control of Vinod Gupta, who has voting control and is the sole manager of the Limited Liability Company. Vinod Gupta is also the Chairperson of the Board of Trustees, the President and the Treasurer of the Fund.

Under the Amended and Restated Investment Advisory Agreement, as amended, between the Trust and the manager, dated as of August 17, 2004 (the “Advisory Agreement”), and subject to the control of the Board of Trustees, the manager manages the day-to-day operations of the Fund, including overseeing the purchases and sales of Fund securities consistent with the Fund’s investment objectives and policies. In addition, the manager is responsible for overseeing the administration of the Fund’s daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, notices of all shareholders’ meetings and providing sufficient office space, storage, telephone services and personnel to accomplish these responsibilities. The Advisory Agreement provides that the manager may enter into sub-advisory agreements but that the ultimate responsibility for managing the net assets of the Fund rests with the manager.

The Advisory Agreement provides that the manager will not be liable to the Fund for any error of judgment or mistake of law, or for any loss suffered by the Fund or its shareholders in connection with matters to which the Advisory Agreement relates, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement. In exchange for its services, the manager is entitled to receive an annual management fee from the Fund, calculated daily and payable monthly, equal to 1.00% of the average daily net assets of the Fund. The manager has voluntarily agreed, however, to waive and/or reimburse those expenses under certain conditions. For the fiscal year ended October 31, 2005, the manager agreed to waive and/or reimburse all or a portion of its management fee and/or reimburse expenses to limit the Total Annual Operating Expenses for shares of the Fund to 1.25%.

For its services to the Fund, the manager earned the following amounts for fiscal years ending October 31:

	2005	2004	2003

Management fees earned	$92,065	$40,394	$25,743
Fees waived or reimbursed	(78,545)	(58,796)	(55,022)
Net fees paid to/(from) manager	$13,520	$(18,401)	$(29,279)

Effective November 1, 2005, the manager has contractually committed to waive its fees and/or reimburse expenses to the extent that Annual Fund Operating Expenses (including the management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 1.00% of the Fund’s average daily net assets on an annual basis.  This Fee Waiver and Expense Assumption Agreement shall continue in effect until October 31, 2006, and shall continue in effect from year to year thereafter, unless and until the Trust or the manager notifies the other party to the Agreement, at least thirty days prior to the end of a one-year period, of its intention to terminate the Agreement for the Fund.  No sales charges or commissions are payable in connection with the sale of the Fund’s shares.

The Fund is responsible for paying all its expenses other than those assumed by the manager incurred in the operation of the Fund and any public offering of the Fund’s shares, including, among others, any interest, taxes, brokerage fees and commissions, or fees of the trustees who are not employees of the manager, or any of their affiliates, expenses of Trustees’ and shareholders’ meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of redemption of Fund shares, expenses of issue and sale of Fund shares, expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, advertising promotional expenses in connection with the distribution of the Fund shares, including paying for prospectuses for new shareholders, charges of custodian, transfer agent, dividend disbursing agent, accounting services agent, investor servicing agent, and bookkeeping, auditing, and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

The Advisory Agreement will continue in effect from year to year if such continuance is approved in the manner required by the 1940 Act (i.e., (a) by a vote of a majority of the Board of Trustees or of the outstanding voting securities of the Fund and (b) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement, as applicable, or interested persons of any such party), and if the manager shall not have notified the Trust at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Advisory Agreement may be terminated by the Fund, without penalty, on 60 days’ written notice to the manager and will terminate automatically in the event of its assignment, as applicable.

Distribution of Fund Shares

Underwriter

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, is the principal underwriter (the “Underwriter”) and the general distributor of the shares of the Fund pursuant to a Distribution Agreement, as amended from time to time, among the Underwriter, the Trust and the manager dated as of November 3, 2000 (the “Distribution Agreement”). The Distribution Agreement was approved by the Board of Trustees on October 5, 2005 in the manner required by the 1940 Act. See “Management of the Fund—Trustees and Officers.”

Distribution Plan

As noted in the Prospectus, the Trust, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plan”). The Plan was first approved by the Board of Trustees and was implemented for the Fund as of November 1, 2001. Under the Plan, the Fund may pay up to an annual rate of 0.25% of the average daily net assets of shares to the Underwriter or other qualified recipient under the Plan.

The Plan is a “reimbursement” Plan that provides the Fund the ability to use Fund assets to pay the Underwriter and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals) to finance any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan up to 0.25% of average daily net assets.

Activities covered by the Plan includes:

o

the advertising and marketing of shares of the Fund;

o

preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and

o

implementing and operating the Plan.

The Plan must be renewed annually by the Board of Trustees, including a majority of the independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the independent Trustees select and nominate other independent Trustees.

The Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Fund’s outstanding shares.  All material amendments to the Plan or any related agreements must be approved by a vote of the independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment. Furthermore, the Underwriter is required to report in writing to the Board of Trustees, at least quarterly, on the amounts and purpose of any payment made under the Plan.  The Underwriter is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Trustees to make an informed determination of whether the Plan should be continued.

With the exception of the investment advisor and the Underwriter, no “interested person” of the Fund, as defined in the 1940 Act, including no Trustee of the Fund who is not an “interested person,” has or had a direct or indirect financial interest in the Plan or any related argument.

The Board of Trustees considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Fund; and (f) the possible benefits of the Plan to any person relative to those of the Fund.

Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board of Trustees determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Investor Class and its shareholders in at least one or several potential ways. Specifically, the Board concluded that the Underwriter and any recipients would have little or no incentive to incur promotional expenses on behalf of the Fund if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the viability of the Fund. In addition, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Underwriter and recipients of payments under the Plan to sell Fund shares which should result in certain economies of scale.  The Board noted that the manager will also benefit, in the form of a higher fee, to the extent that assets under management are increased.

While there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results, the Board of Trustees believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board of Trustees will be in a position to monitor the distribution expenses of the Fund, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.

Service Providers

The Trust entered into a series of agreements whereby certain parties will provide various services to the Fund.

Since November 1, 2002, Mutual Shareholder Services has provided accounting and administrative services and shareholder servicing to the Fund as transfer agent and dividend disbursing agent.  The services provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, maintenance of its records and preparation, filing of reports, assistance in monitoring the total number of Shares sold in each State for “Blue Sky” purposes and assistance in the preparation of the Fund’s registration statement under federal and state securities laws. The Fund paid $21,988, $18,216, and $25,329 for accounting and transfer agent services for the fiscal years ended October 31, 2005, October 31, 2004, and October 31, 2003 respectively.  Mutual Shareholder Service’s address is 8869 Brecksville Road, Suite C, Brecksville, OH  44141.

Everest Funds Management, LLC (adviser to the Fund) along with Mutual Shareholder Services, provide fulfillment services to the Fund, including shareholder and prospective shareholder customer service.

U.S. Bank, N.A. is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust dated as of November 3, 2000 (“Custody Agreement”), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 425 Walnut Street, Cincinnati, Ohio 45202.

Everest Funds Management, LLC performs certain administrative, accounting and tax reporting functions for the Fund, including preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Fund’s expense accruals and performing securities valuations and, from time to time, monitoring the Fund’s compliance with the Fund’s investment objective and restrictions. The adviser does not charge the Fund for these services.

Stradley Ronon Stevens & Young, LLP acts as legal counsel to the Trust. Since June 14, 2002 KPMG LLP has acted as the independent registered public accounting firm for the trust.

Portfolio Transactions

The manager is authorized to allocate the Fund’s securities transactions to the Underwriter and to other broker-dealers who help distribute the Fund’s shares. In connection with its duties to arrange for the purchase and sale of portfolio securities, the manager will select such broker-dealers who will, in the manager’s judgment, implement the Fund’s policy to achieve best execution at the best available price. Consistent with the rules of the National Association of Securities Dealers, Inc., the manager will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board of Trustees may determine. The Fund paid $4,171, $4,041, and $1,362 in total brokerage commissions for the fiscal years ended October 31, 2005, October 31, 2004, and October 31, 2003, respectively.

When allocating transactions to broker-dealers, the manager is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer’s reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the manager determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker dealer, viewed either in terms of the particular transaction or the manager’s overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the manager is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and (b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the manager as its adviser or having the same administrator or principal underwriter as the Fund.  Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Fund to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund or other accounts of the manager, and that such research received by such other accounts may or may not be useful to the Fund.

The manager will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the manager determines that a better price or execution may be obtained by paying such commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Underwriter, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of the Fund’s assets that may be invested in a particular issue.  The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust as defined by the 1940 Act.

The Board of Trustees will review quarterly the manager’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund is reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

Determining Net Asset Value

The net asset value of the Fund will be determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is open for trading Monday through Friday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any holiday observed by the NYSE falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Securities which are traded on a recognized securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Put options are valued at the last sales price on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, put options are valued at the mean of the closing bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the manager and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

To the extent the Fund obtains securities for which market quotations are not readily available, those securities are valued on the basis of information furnished by a pricing service or services, approved by the Board of Trustees, which furnishes the manager with valuations based in each case upon information concerning market transactions and quotations from recognized securities broker-dealers. The methods used by such pricing service and the valuations so established are reviewed regularly by Fund officers under the general supervision of the Board of Trustees. The use of such service by the Fund is the method selected by the Board of Trustees for obtaining a fair determination of the value of securities for which quotations are not readily available.

If market quotations or information furnished by a pricing service is not available for a security or if the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A securities valuation may differ depending on the method used for determining value.

Buying Shares

As described in the prospectus, shares of the Fund may be purchased by check, by wire transfer of funds through a bank or through one or more brokers authorized by the Fund to receive purchase orders. The minimum initial investment is $5,000 on regular accounts and $2,000 on IRA accounts. Investments may be made in any amount in excess of these amounts. To add to existing accounts, regular accounts require a minimum investment of $250, and IRA accounts require a $100 investment.

No stock certificates will be issued for the purchase of Fund shares. Instead, an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account. The Fund has the right to limit the amount of purchases and to refuse to sell shares to any person.

Redeeming Shares

Redemption proceeds are normally wired or mailed on the next business day following receipt of wired or telephoned instructions, but in no event later than seven days following receipt of such requests. Redemptions may be suspended or payment dates postponed more than seven days when

(a)

the NYSE is closed (other than weekends or holidays),

(b)

when trading on the NYSE is restricted during any period when an emergency exists as a result of which (i) disposal of the Fund’s investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of the Fund’s net assets, or

(c)

for such other periods as the Commission may by order permit for the protection of the Fund’s shareholders.

If you designate a savings and loan association as the bank to receive your telephone redemption proceeds, please note that if the savings and loan association is not a participant in the Federal Reserve System, redemption proceeds must be wired to a commercial bank which is a correspondent of the savings and loan association. You should discuss wire procedures and costs with their savings and loan association before completing the telephone redemption authorization on the account application form.

Redemption In Kind

The Fund does not intend to redeem shares in any form except cash. The Fund, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash.

Tax Considerations

The following is a summary of certain tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here are not intended as substitutes for careful tax planning.

Distributions of Net Investment Income

The Fund receives income generally in the form of dividends and interest on its investments.  This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) the Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Dividend Income

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “2003 Tax Act”), certain dividend income paid to you by the Fund will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets).  For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.  In general, income dividends from dividends received by the Fund from domestic corporations and qualified foreign corporations will be permitted this favored federal tax treatment.  Both the Fund and its investors must each separately meet certain holding period requirements to qualify Fund dividends for this treatment.  Income dividends from interest earned by the Fund on debt securities and dividends received from unqualified foreign corporations will continue to be taxed at the higher ordinary income tax rates.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.

Distributions of Capital Gain

The Fund may derive capital gain or loss in connection with sales or other dispositions of investments. Distributions of net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Capital gain dividends and any net long-term capital gains you realize from the sale of Fund shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets).  For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

The Fund may generate premiums from options.  Income from these premiums is typically treated as short-term capital gains and usually will be taxable as ordinary income to the investor.

Sunsetting of Provisions

The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date.  If these rules do sunset, the prior rates of taxation of dividends and capital gains under the Economic Growth and Tax Relief Reconciliation Act of 2001 (the “2001 Tax Act”), including special rules for the taxation of qualified 5-year gains, will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act.

Effect of Foreign Investments on Distributions

Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Fund. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce the Fund's ordinary income otherwise available for distribution to you.  This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce ordinary income distributions to you.

If more than 50% of the Fund's total assets at the end of the fiscal year is invested in securities of foreign corporations, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by such Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

You should be aware that under the provisions of the 2003 Tax Act, your use of foreign dividends, designated by the Fund as dividends from qualifying foreign corporations and subject to reduced rates of taxation on dividend income, may reduce the otherwise available foreign tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.

Information on the Tax Character of Distributions

The Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and intends to so qualify during the current fiscal year.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements

To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares

Redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report any gain or loss on your redemption. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Any loss incurred on the redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Wash Sales

All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale.  Any loss disallowed under these rules is added to your tax basis in the new shares.

Backup Withholding

By law, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

o

Provide your correct Social Security or Taxpayer Identification Number,

o

Certify that this number is correct,

o

Certify that you are not subject to backup withholding, and

o

Certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

U.S. Government Securities

The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae and Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations

If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Fund.

Securities Purchased at Discount

The Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, step-up, or payment-in-kind bonds, that could require it to accrue and distribute income not yet received.  If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Securities Lending

The Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Calculation of Performance Data

The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include average annual total return figures.

Average Annual Total Return

Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund’s performance had been constant over the entire period, and is computed according to the following formula:

P(1+T)n = ERV

Where:

P = a hypothetical initial payment of $1,000.

T = average annual total return.

n = number of years in the base period.

ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

All performance figures are based on historical results and are not intended to indicate future performance.

The Fund may from time to time use certain indices for performance comparison purposes, including:

o

S&P 500 Index -- an unmanaged, market-value weighted index of 500 stocks chosen for market size, liquidity, and industry group representation, and is widely regarded as a standard for measuring large-cap U.S. stock market performance; or

Financial Statements

The audited financial statements for the Fund are incorporated by reference to the Fund’s Annual Report for the period November 1, 2004 through October 31, 2005, as filed with the Securities and Exchange Commission.

APPENDIX A

Description of Debt Ratings

Commercial Paper Ratings

      A Standard and Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper in which the Fund may invest:

      "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

      "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The following summarizes the rating categories used by Moody's for commercial paper in which the Fund may invest:

      "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations.  Prime-1 repayment capacity will normally be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Debt Ratings

      A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

      The ratings are based, in varying degrees, on the following considerations:

      1.    Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      2.    Nature of and provisions of the obligation.

      3.    Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

      AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated "BBB" is regard as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

      Debt rated "BB," "B," "CCC," "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristic, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      "BB" - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-"rating.

      "B" - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-"rating.

      "CCC" - Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      "CC" - Debt rated "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      "C" - Debt rated "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      "CI" - The rating "CI" is reserved for income bonds on which no interest is being paid.

      "D" - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

      "Aaa" - Bonds which are rated "Aaa" are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa" - Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation or protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in "Aaa" securities.

      "A" - Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      "Baa" - Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba" - Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      "B" - Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      "Caa" - Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      "Ca" - Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      "C" - Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

THE EVEREST FUNDS

PART C

OTHER INFORMATION

Item 23. EXHIBITS

(a) Declaration of Trust

     (i) Amended and Restated Certificate of Trust as filed with the Secretary of State of Delaware on September 28, 2000, was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on August 15, 2000 and is incorporated by reference.

     (ii) Amended and Restated Agreement and Declaration of Trust dated September 27, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(b) Bylaws dated September 27, 2000 were previously filed with Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(c) Instruments Defining Rights of Security Holders--Incorporated by reference to the Amended and Restated Declaration of Trust and Bylaws.

(d) Investment Advisory Agreements

     (i)Amended and Restated Investment Advisory Agreement dated August 17, 2004 and filed with Registrant’s Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A with the SEC on February 24, 2005 is incorporated by reference.

     (ii) Fee Waiver and Expense Assumption Agreement dated November 1, 2005 is filed herewith.

(e) Underwriting Agreement

     (i) Amended and Restated Distribution Agreement dated September 1, 2004 and filed with Registrant’s Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A with the SEC on February 24, 2005 is incorporated by reference.

(f) Bonus or Profit Sharing Contracts-- Not applicable.

(g) Custody Agreement dated November 3, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(h) Other Material Contracts

      (i) Transfer Agent Servicing Agreement dated November 1, 2002 and filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on January 10, 2003 is incorporated by reference.

     (ii) Fund Accounting Servicing Agreement dated November 1, 2002 and filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on January 10, 2003 is incorporated by reference.

     (iii) Power of Attorney dated January 16, 2004 and filed with Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A with the SEC on February 12, 2004 is incorporated by reference.

(i) Opinion and Consent of Counsel dated November 2, 2000 was previously filed with Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and are incorporated by reference.

(j) Consent of Independent Public Accountants is filed herewith.

(k) Omitted Financial Statements--Not applicable.

(l) Agreement Relating to Initial Capital

     (i) Form of Subscription Agreement was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(m) Rule 12b-1 Plan was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on October 30, 2001 and is incorporated by reference.

(n) Rule 18f-3 Plan-- Not applicable.

(o) Reserved

(p) Code of Ethics

     (i) Amended Joint Code of Ethics for the Adviser and Registrant approved on December 28, 2004 and filed with Registrant’s Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A with the SEC on February 24, 2005 is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     Vinod Gupta is the President of Everest Funds Management, LLC ("Everest") the investment adviser to each series of the Registrant.  The principal business address of Everest is 5805 S. 86th Circle, Omaha, Nebraska 68127. Everest is an investment adviser registered under the Advisers Act.

     Vinod Gupta is the President of Everest Investment Management, LLC, and an affiliate of the investment adviser to each series of the Registrant.  The principal business address of Everest is 5805 S. 86th Circle, Omaha, Nebraska 68127. Everest is an investment adviser registered under the Advisers Act.

Item 25. Indemnification.

     Reference is made to Article VII of the Registrant’s Amended and Restated Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser

     Everest Funds Management, LLC ("Everest") is the investment adviser to each series of the Registrant.  The principal business address of Everest is 5805 S. 86th Circle, Omaha, Nebraska 68127. Everest is an investment adviser registered under the Advisers Act. The business and other connections of Everest are set forth in the Uniform Application for Investment Adviser Registration of Everest ("Form ADV") as filed with the SEC and incorporated by reference herein.

Item 27. Principal Underwriters.

     (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

AIP Alternative Strategies Funds

Akros Absolute Return Fund

Al Frank Funds

Allied Asset Advisors Funds

Alpine Equity Trust

Alpine Income Trust

Alpine Series Trust

American Trust Allegiance Fund

Appleton Group

Ascentia Long/Short Fund

Bowen, Hanes Investment Trust

Brandes Investment Trust

Brandywine Blue Funds, Inc.

Brazos Mutual Funds

Bridges Investment Fund, Inc.

Buffalo Funds

Capital Advisors Funds

CastleRock Fund

Chase Funds

Conning Money Market Portfolio

Cookson Peirce

Country Funds

Cullen Funds

Duncan-Hurst Funds

Edgar Lomax Value Fund

Everest Funds

FFTW Funds, Inc.

FIMCO Funds

First Amer Investment Funds, Inc.

First Amer Strategy Funds, Inc.

First American Funds, Inc.

Fort Pitt Capital Group, Inc.

Fund X Funds

Glenmede Fund, Inc.

Glenmede Portfolios

Greenspring Fund

Greenville Small Cap Growth Fund

Guinness Atkinson Funds

Harding Loevner Funds

Hennessy Funds, Inc

Hennessy Mutual Funds, Inc.

Hester Total Return Fund

High Pointe Funds

Hotchkis and Wiley Funds

Intrepid Capital Management

Jacob Internet Fund Inc.

Jacobs & Company Mutual Fund

Jensen Portfolio

Julius Baer Funds

Kensington Funds

Kiewit Investment Fund L.P.

Kirr Marbach Partners Funds, Inc

Leeb Funds

Leonetti Funds

Light Revolution Fund

Lighthouse Capital Management

LKCM Funds

Masters' Select Fund Trust

Matrix Asset Advisors, Inc.

McCarthy Fund

McIntyre Global Equity Fund

MDT Funds

Midanek/Pak Fund

Monetta Fund, Inc.

Monetta Trust

MP63 Fund

Muhlenkamp (Wexford Trust)

Mutuals.com

Mutuals.com Vice Fund

Nicholas Funds

NorCap Funds, Inc.

Optimum Q Funds

Osterweis Funds

Perkins Capital Management

Permanent Portfolio Funds

Perritt Opportunities Funds

PIA Funds

PIC Funds

Portfolio 21

Primecap Odyssey Funds

Prudent Bear Funds, Inc.

Purisima Funds

Rainier Funds

Rockland Small Cap Growth Fund

Snow Large Cap Core Fund

Stephens Management Co.

Summit Funds

Teberg Fund

Thompson Plumb (TIM)

TIFF Investment Program, Inc.

Tygh Capital Management

Villere Fund

Women's Equity Fund

     (b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal

Position and Offices with Quasar

Positions and Offices with

Business Address

Distributors, LLC

Registrant

---------------------------------------------------------------------------------------

James R. Schoenike

President, Board Member

None

---------------------------------------------------------------------------------------

Andrew M. Strand

Secretary

None

---------------------------------------------------------------------------------------

Donna J. Berth

Treasurer

None

---------------------------------------------------------------------------------------

Teresa Cowan

Assistant Secretary

None

---------------------------------------------------------------------------------------

Joe Redwine

Board Member

None

---------------------------------------------------------------------------------------

Bob Kern

Board Member

None

---------------------------------------------------------------------------------------

 Eric W. Falkeis

Board Member

None

---------------------------------------------------------------------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c) Not Applicable.

Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

----------------------------------- ------------------------------------

Records Relating to:                          Are located at:

----------------------------------- ------------------------------------

Registrant's Fund

    Mutual Shareholder Services, LLC

Accountant and Transfer Agent      8869 Brecksville Rd, Suite C

                                                        Brecksville, OH  44141

----------------------------------- ------------------------------------

Registrant's Custodian                    U.S. Bank, N.A.

                                                        425 Walnut Street

                                                        Cincinnati, OH  45202

----------------------------------- ------------------------------------

Registrant's Investment Adviser     Everest Funds Management, LLC

                                                        5805 S. 86th Circle

                                                        Omaha, NE 68127

Item 29. Management Services Not Discussed in Parts A and B.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the city of Omaha and the State of Nebraska on the 24th day of February 2006.

                                                     EVEREST FUNDS

                                                     By:/s/ Vinod Gupta

                                                     Vinod Gupta, Trustee

     Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on February 24, 2006 have signed this Registration Statement below.

Signature                               Title

Vinod Gupta*                       President, Chairperson, Treasurer and

Vinod Gupta                         Trustee

Harold W. Andersen*           Trustee

Harold W. Andersen

George Kubat*                      Trustee

George Kubat

Kevin Cawley*                      Trustee

Kevin Cawley

Jess Gupta*                            Trustee

Jess Gupta*

*  By /s/ Vinod Gupta

    Vinod Gupta

Attorney-in-Fact pursuant to power of attorney previously filed and incorporated by reference.

EXHIBIT INDEX

Exhibit                                                Exhibit No.

Consent of KPMG LLP

Fee Waiver and Expense Assumption Agreement